Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Employee Benefit Plans
Schedule of the components of net periodic benefit expense (income) for the defined benefit pension plans
	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Service costs	$0.6	$0.7	$1.9	$2.1
Interest costs	9.3	9.3	28.0	27.8
Expected return on plan assets	(10.9)	(11.1)	(32.8)	(33.4)
Amortization	0.9	0.4	2.7	1.3
Net periodic benefit expense (income)	$(0.1)	$(0.7)	$(0.2)	$(2.2)

	Year ended December 31,
(in millions)	2012	2011	2010
Service costs	$5.0	$6.1	$3.1
Interest costs	37.7	39.8	40.0
Expected return on plan assets	(44.7)	(46.5)	(40.4)
Amortization	2.1	1.3	2.2
Net periodic benefit expense	$0.1	$0.7	$4.9